Share-based payments - Legacy programs - Stock Options (Details) - Stock Option	12 Months Ended
	Dec. 31, 2021 plan shares	Dec. 31, 2019 Options € / shares
Share-based payment
Number of global plans | plan	0
Number of shares per option | shares	1
Shares exercised | Options		23,000
Weighted average exercise price - exercised		€ 2.35
Weighted average share price (in EUR per share)		€ 5.34